Land Use Rights, Net (Details) - Schedule of Land Use Rights, Stated at Cost Less Accumulated Amortization - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Land Use Rights, Stated at Cost Less Accumulated Amortization [Abstract]
Land use rights - cost	$ 9,801,487	$ 10,204,968
Less: accumulated amortization	(223,341)	(121,726)
Land use rights, net	$ 9,578,146	$ 10,083,242